Securities Financing Activities (Details) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Components of collateralized financings [Abstract]
Securities purchased under resale agreements	$ 213,074,000,000	$ 222,302,000,000
Securities borrowed	121,493,000,000	123,587,000,000
Securities sold under repurchase agreements	229,666,000,000	262,722,000,000
Securities loaned	22,939,000,000	10,592,000,000
Securities financing activities (Numeric) [Abstract]
Federal funds sold and securities purchased under resale agreements	213,362,000,000	222,554,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	254,124,000,000	276,644,000,000
Resale and repurchase agreements that have been netted	109,400,000,000	112,700,000,000
Fair value
Components of collateralized financings [Abstract]
Securities borrowed	14,800,000,000	14,000,000,000
Securities financing activities (Numeric) [Abstract]
Federal funds sold and securities purchased under resale agreements	21,300,000,000	20,300,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	$ 6,600,000,000	$ 4,100,000,000